Derivatives And Fair Value Measurements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Natural gas portfolios, minimum % rate	25.00%
Natural gas portfolios, maximum % rate	35.00%
Maturities of natural gas swaps, minimum	January 2012
Maturities of natural gas swaps, maximum	March 2014
Retirement of long-term debt	$ 330,473	$ 3,327	$ 15,654
Paid to counterparties	17,283	16,574	19,661
May 2012 [Member]
Derivative [Line Items]
Debt maturing date	May 2012
Retirement of long-term debt	200,000
February 2011 [Member]
Derivative [Line Items]
Debt maturing date	February 2011
Retirement of long-term debt	200,000
Notes, 4.45%, Due 2020 [Member]
Derivative [Line Items]
Notes payable	$ 125,000
Debt instrument interest rate	4.45%
Issuance of fixed rate debt (in years)	10